Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,809,320
Previously Paid Amount	0.00
Total Fee Amount	802.27
Total Offset Amount	0.00
Net Fee	802.27
Narrative - Max Aggregate Offering Price	$ 5,809,320
Final Prospectus	true